Offsets	Aug. 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Spero Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-277998
Initial Filing Date	Mar. 15, 2024
Fee Offset Claimed	$ 2,744.55
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 300,000,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the $300,000,000 of securities of the registrant being registered hereby in the amount of $41,430.00 is offset by $33,445.90, which represents the aggregate registration fee previously paid with respect to (a) $300,000,000 of unsold securities under the registrant's Registration Statement on Form S-3 (File No. 333-277998), which was filed with the Securities and Exchange Commission on March 15, 2024 and declared effective by the Commission on March 22, 2024, and (b) $281,405,543 of unsold securities under the registrant's Registration Statement on Form S-3 (File No. 333-254170), which was filed with the Commission on March 11, 2021 and declared effective by the Commission on March 29, 2021. All offerings of the unsold securities associated with the claimed fee offset pursuant to Rule 457(p) have been completed or terminated.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Spero Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-254170
Initial Filing Date	Mar. 11, 2021
Fee Offset Claimed	$ 30,701.35
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 281,405,543.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the $300,000,000 of securities of the registrant being registered hereby in the amount of $41,430.00 is offset by $33,445.90, which represents the aggregate registration fee previously paid with respect to (a) $300,000,000 of unsold securities under the registrant's Registration Statement on Form S-3 (File No. 333-277998), which was filed with the Securities and Exchange Commission on March 15, 2024 and declared effective by the Commission on March 22, 2024, and (b) $281,405,543 of unsold securities under the registrant's Registration Statement on Form S-3 (File No. 333-254170), which was filed with the Commission on March 11, 2021 and declared effective by the Commission on March 29, 2021. All offerings of the unsold securities associated with the claimed fee offset pursuant to Rule 457(p) have been completed or terminated.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Spero Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-277998
Filing Date	Mar. 15, 2024
Fee Paid with Fee Offset Source	$ 2,744.55
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the $300,000,000 of securities of the registrant being registered hereby in the amount of $41,430.00 is offset by $33,445.90, which represents the aggregate registration fee previously paid with respect to (a) $300,000,000 of unsold securities under the registrant's Registration Statement on Form S-3 (File No. 333-277998), which was filed with the Securities and Exchange Commission on March 15, 2024 and declared effective by the Commission on March 22, 2024, and (b) $281,405,543 of unsold securities under the registrant's Registration Statement on Form S-3 (File No. 333-254170), which was filed with the Commission on March 11, 2021 and declared effective by the Commission on March 29, 2021. All offerings of the unsold securities associated with the claimed fee offset pursuant to Rule 457(p) have been completed or terminated.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Spero Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-254170
Filing Date	Mar. 11, 2021
Fee Paid with Fee Offset Source	$ 32,730.00
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the $300,000,000 of securities of the registrant being registered hereby in the amount of $41,430.00 is offset by $33,445.90, which represents the aggregate registration fee previously paid with respect to (a) $300,000,000 of unsold securities under the registrant's Registration Statement on Form S-3 (File No. 333-277998), which was filed with the Securities and Exchange Commission on March 15, 2024 and declared effective by the Commission on March 22, 2024, and (b) $281,405,543 of unsold securities under the registrant's Registration Statement on Form S-3 (File No. 333-254170), which was filed with the Commission on March 11, 2021 and declared effective by the Commission on March 29, 2021. All offerings of the unsold securities associated with the claimed fee offset pursuant to Rule 457(p) have been completed or terminated.